                                                             LOGO: ZURICH KEMPER


ZURICH KEMPER
Lifeinvestor (SM)
A Flexible Premium Variable Universal Life Insurance Policy


2000
Annual
Report

                                                    Includes annual reports for:

                                                         The Alger American Fund

                                                The Dreyfus Socially Responsible
                                                               Growth Fund, Inc.

                                               Dreyfus Life & Annuity Index Fund
                                                    DBA Dreyfus Stock Index Fund

                                                Dreyfus Variable Investment Fund

                                                     Franklin Templeton Variable
                                                        Insurance Products Trust

                                                     Fidelity Variable Insurance
                                                                   Products Fund

                                                              Janus Aspen Series

                                                           Scudder Variable Life
                                                                 Investment Fund

                                                          Kemper Variable Series

         Zurich Kemper Lifeinvestor (SM) is a flexible premium variable universal life insurance policy underwritten by Kemper Investors Life Insurance
                                    Company,
    a Zurich Kemper Life company, Long Grove, IL, policy form series L-8521.
          Securities distributed by Investors Brokerage Services, Inc.



                Zurich Kemper Life.  The way life should be. (R)


LOGO: IMSA

LINVST-AN (02/01)


LOGO: ZURICH KEMPER
1 KEMPER DRIVE
LONG GROVE, IL  60049-0001